Condensed Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock
Common stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock subject to possible redemption, shares authorized	100,000,000	100,000,000	100,000,000
Common stock subject to possible redemption, shares issued	1,348,887	17,250,000
Common stock subject to possible redemption, shares outstanding	1,348,887	17,250,000
Common stock subject to possible redemption, redemption value (in Dollars per share)	$ 10.82	$ 10.31	$ 10.31
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued
Common stock, shares outstanding
Class B Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, share authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	4,312,500	4,312,500	4,312,500
Common stock, shares outstanding	4,312,500	4,312,500	4,312,500